DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member] | Statutory position [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 3,222	£ 3,104
Net deferred tax asset	3,222	3,104
The Group [member] | Tax disclosure [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	4,738	4,904
Deferred tax liabilities	(1,516)	(1,800)
Net deferred tax asset	3,222	3,104
The Bank [member] | Statutory position [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	1,984	1,995
Net deferred tax asset	1,984	1,995
The Bank [member] | Tax disclosure [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,732	2,954
Deferred tax liabilities	(748)	(959)
Net deferred tax asset	£ 1,984	£ 1,995